Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
REVENUE
Development, facilities consulting and construction management fees	$ 2,141,640	$ 618,259	$ 3,061,238	$ 1,747,931	$ 5,920,447		$ 2,498,737
Leasing commissions and tenant consulting fees	194,134	129,818	759,099	620,485	2,118,060		1,240,191
Property and asset management fees	591,608	426,976	1,702,584	1,170,669	1,657,211		1,697,644
Investor advisory and other fees	131,724	292,125	505,837	636,102	883,633		1,070,599
Total revenue	3,059,106	1,467,178	6,028,758	4,175,187	10,579,351		6,507,171
OPERATING EXPENSES
Direct costs of revenue	324,635	249,560	818,202	596,642	754,411		820,816
Depreciation and amortization	43,561	39,149	127,325	80,601	116,218		52,671
Selling, general and administrative	1,627,792	1,688,395	5,030,770	5,182,202	8,718,533		5,583,333
Total operating expenses	1,995,988	1,977,104	5,976,297	5,859,445	9,589,162		6,456,820
Income (loss) from operations	1,063,118	(509,926)	52,461	(1,684,258)	990,189		50,351
OTHER INCOME (LOSS)
Equity in earnings of unconsolidated affiliate	335,603		463,488		22,954
Interest income	414	151	910	796	957		1,892
Gain (loss) on sale of property and equipment, net		(184)		966	966
Loss on disposal of real estate assets				(13,461)	(13,461)	[1]
Income (loss) before income taxes	1,399,135	(509,959)	516,859	(1,695,957)	1,001,605		52,243
Income tax provision
Consolidated net income (loss)	1,399,135	(509,959)	516,859	(1,695,957)	1,001,605		52,243
Net (income) loss attributable to noncontrolling interests	(143,318)	48,346	(61,906)	160,084	(112,994)		116,570
Net income (loss) attributable to common stockholders	$ 1,255,817	$ (461,613)	$ 454,953	$ (1,535,873)	$ 888,611		$ 168,813
EARNINGS PER COMMON SHARE
Basic income (loss) per common share	$ 0.03	$ (0.01)	$ 0.01	$ (0.03)	$ 0.02		$ 0.01
Diluted income (loss) per common share	$ 0.02	$ (0.01)	$ 0.01	$ (0.03)	$ 0.02		$ 0.01
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	49,455,841	49,455,841	49,455,841	49,455,841	49,455,841		31,169,768
Diluted	51,845,237	49,455,841	51,822,884	49,455,841	50,776,890		31,273,197

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.